Federated Hermes Global Allocation Fund
Portfolio of Investments
August 31, 2022 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—53.2%
		Communication Services—3.0%
1	[1]	Advantage Solutions, Inc.	$ 4
13,707	[1]	Alphabet, Inc., Class A	1,483,371
12,342	[1]	Alphabet, Inc., Class C	1,347,129
44,662		America Movil S.A.B. de C.V.	38,019
18,723		AT&T, Inc.	328,401
2,700		Baidu, Inc.	48,644
3,314		Bollore SA	15,883
15,595		Charge Enterprises, Inc.	37,896
532,000		China Tower Corp Ltd.	66,435
1		Clear Channel Outdoor Holdings, Inc.	2
1	[1]	Consolidated Communications Holdings, Inc.	6
4,700		Cyber Agent Ltd.	45,890
2,157		Etihad Etisalat Co.	21,009
10,034		Fox Corp.	342,962
1,953		Fox Corp.	61,754
636		Frontier Communications Parent, Inc.	16,383
1,985		Hellenic Telecommunication Organization SA	31,564
53,000		HKT Trust and HKT Ltd.	71,096
1,174		Info Edge India Ltd.	63,152
1		Interpublic Group of Cos., Inc.	28
136		Kakao Corp.	7,387
315		Krafton, Inc.	57,571
9,100		Kuaishou Technology	79,078
5,482		LG Uplus Corp.	46,978
2,424	[1]	Live Nation Entertainment, Inc.	219,033
2,684		Lumen Technologies, Inc.	26,733
3,149	[1]	Meta Platforms, Inc.	513,066
17,647		Mobile Telecommunications Co. Saudi Arabia	54,220
9,078		NetEase, Inc.	162,692
174		NHN Corp.	30,861
9,105		Paramount Global, Class B	212,966
1,223	[1]	Pinterest, Inc.	28,178
21,820	[1]	Playtika Holding Corp.	229,765
77,000		PT Telekomunikasi Indonesia Tbk	23,586
2,876		Publicis Groupe	140,648
7,569		Quebecor, Inc., Class B	163,500
18,312	[1]	Qurate Retail, Inc.	56,767
1,596	[1]	Roku, Inc.	108,528
9,582		Saudi Telecom Co.	106,670
613		Scholastic Corp.	28,143
740		Sinclair Broadcast Group, Inc.	16,347
504		SK Telecom Co. Ltd.	19,571
47,800		SoftBank Corp.	524,614
5,685		Spark New Zealand Ltd.	18,781

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Communication Services—continued
1	[1]	Stagwell, Inc.	$ 7
39		Swisscom AG	20,167
5,423		Telefonica Brasil	42,884
87,296		Telefonica Deutschland Holding AG	226,491
4,991		Telenor ASA	54,701
14,730		Telstra Corp. Ltd.	39,850
19,196		Tencent Holdings Ltd.	795,058
1,176	[1]	Thryv Holdings, Inc.	30,082
23,690		TIM S.A./Brazil	53,870
1,558	[1]	T-Mobile USA, Inc.	224,290
1	[1]	TripAdvisor, Inc.	24
2,752	[1]	Twitter, Inc.	106,640
4,746		Universal Music Group	94,141
10,993		Verizon Communications, Inc.	459,617
3,890		Vodacom Group Ltd.	28,588
947		Wiley (John) & Sons, Inc., Class A	43,590
27,782		WPP PLC	238,873
76,300		Yahoo Japan Corp.	225,598
		TOTAL	9,579,782
		Consumer Discretionary—5.1%
326		Abercrombie & Fitch Co., Class A	4,691
547		Academy Sports and Outdoors, Inc.	23,565
486		Adidas AG	72,402
53,908	[1]	Alibaba Group Holding Ltd.	641,881
19,511		Amazon.com, Inc.	2,473,409
1,119		American Eagle Outfitters, Inc.	12,600
1		AMMO, Inc.	4
170,800		Asset World Corp. PCL	26,170
2,010		Balkrishna Industries Ltd.	51,275
1,999		Bayerische Motoren Werke AG	147,478
2,718		Berkeley Group Holdings PLC	115,012
2,130		Bloomin Brands, Inc.	43,069
7,893		Burberry Group PLC	159,845
4,070		BYD Co. Ltd.	124,663
1,400		BYD Co. Ltd.	58,131
1,603		Canadian Tire Corp. Ltd.	188,537
1		Carriage Services, Inc.	35
116	[1]	Cavco Industries, Inc.	27,145
1,802		Cheesecake Factory, Inc.	55,177
4	[1]	Chicos Fas, Inc.	23
20,426		Chongqing Changan Automobile Co. Ltd.	42,993
3,795		Churchill Capital Corp. IV	58,215
2,043		Cie Financiere Richemont SA	228,137
614		CJ Home Shopping	44,709
1,214		Coway Co. Ltd.	57,703
230	[1]	Crocs, Inc.	16,951
86		Dillards, Inc., Class A	25,477
82,000		Dongfeng Motor Group Co. Ltd.	52,021
99	[1]	Dorman Products, Inc.	8,974

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
2,179	[1]	Everi Holdings, Inc.	$ 40,311
1,652		Evolution AB	132,346
507		Flutter Entertainment PLC	63,660
67,224		Ford Motor Co.	1,024,494
2,781	[1]	Ford Otomotiv Sanayi A.S.	50,694
334	[1]	Fox Factory Holding Corp.	31,132
1,170	[1]	G-III Apparel Group Ltd.	24,652
171	[1]	Golden Entertainment, Inc.	6,542
1	[1]	GoPro, Inc.	6
336	[1]	Green Brick Partners, Inc.	8,185
234		Group 1 Automotive, Inc.	41,790
64,000		Guangzhou Automobile Group Co. Ltd.	55,109
24,000		Guangzhou Automobile Group Co. Ltd.	48,293
14,400		Haier Smart Home Co. Ltd.	53,870
23,600		Haier Smart Home Co. Ltd.	77,152
1,581		Hankook Tire Co. Ltd.	44,726
103		Hermes International	132,053
721		Hilton Worldwide Holdings, Inc.	91,827
4,996		Home Depot, Inc.	1,440,946
15,900		Huayu Automotive Systems Co. Ltd.	42,893
117		Hyundai Motor Co.	17,012
668		Industria de Diseno Textil SA	14,416
1,157		International Game Technology PLC	20,757
8,481		JD.com, Inc.	268,405
8,133		Just Eat Takeaway.com NV	136,114
174	[1]	K12, Inc.	6,636
329		KB HOME	9,426
1,671		Kia Corp.	100,239
6,947		La Francaise des Jeux SAEM	225,680
1	[1]	Latham Group, Inc.	6
191		LG Electronics, Inc.	14,301
1,500		Li Ning Co. Ltd.	13,657
4,059		Lowe’s Cos., Inc.	788,014
1,023		LVMH Moet Hennessy Louis Vuitton SA	661,672
6,600		McDonald’s Holdings Co. (Japan), Ltd.	235,873
11,455		Meituan	274,499
569	[1]	Meritage Corp.	44,581
50,200		Minor International PCL	45,105
350		Naspers Ltd., Class N	49,429
450		Next PLC	30,277
3,900		Ningbo Tuopu Group Co. Ltd.	44,595
1,870		NIO, Inc.	37,336
741		OPAP S.A.	9,773
1,945	[2]	Ozon Holdings PLC, ADR	0
104		Page Industries Ltd.	66,294
21,700		Pan Pacific International Holdings Corp.	388,190
29,200		Panasonic Holdings Corp.	236,334
361		Patrick Industries, Inc.	19,122
181,700		PT Astra International Tbk	85,055

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
83,900		PTT Oil & Retail Business PCL	$ 62,615
103		Pulte Group, Inc.	4,188
4,777		Puma AG Rudolf Dassler Sport	292,729
626		Red Rock Resorts, Inc.	23,926
1,236		Rent-A-Center, Inc.	31,938
1		Rover Group, Inc.	4
21,600		SAIC Motor Corp. Ltd.	48,256
10,200		Sekisui Chemical Co.	139,047
18,500		Sekisui House Ltd.	315,111
14,600		Sharp Corp.	104,381
1,845		Smith & Wesson Brands, Inc.	24,539
1		Solid Power, Inc.	7
434		Standard Motor Products, Inc.	15,928
5,729		Target Corp.	918,588
393	[1]	Target Hospitality Corp.	5,223
4,956	[1]	Tesla, Inc.	1,365,923
55,674		The Lottery Corp.	167,225
291		Titan Industries Ltd.	9,408
233		TJX Cos., Inc.	14,528
349		Toll Brothers, Inc.	15,283
8,700		Toyota Motor Corp.	129,855
3,071		Trent Ltd.	53,781
155	[1]	Tri Pointe Homes, Inc.	2,686
213	[1]	Ulta Beauty, Inc.	89,432
2	[1]	Vacasa, Inc.	8
19,621		Vibra Energia SA	69,245
228	[1]	Vista Outdoor, Inc.	6,411
1	[1]	Vivint Smart Home, Inc.	6
1		Winnebago Industries, Inc.	58
316	[1,3]	XPEL, Inc.	21,655
28,000		Yadae Group Holdings Ltd.	53,432
13,500		Yamaha Motor Co.	280,124
1,602		Yum China Holding, Inc.	80,276
10,275		Zhongsheng Group Holdings	48,483
64,129		Zomato Ltd.	45,913
		TOTAL	16,453,983
		Consumer Staples—4.8%
8,760		Albertsons Cos., Inc.	240,988
35,190		Altria Group, Inc.	1,587,773
33,033		Ambev SA	96,958
11,693		Archer-Daniels-Midland Co.	1,027,698
1,506		Avenue Supermarts Ltd.	84,883
33		Barry Callebaut AG	67,463
3,633		Bid Corp. Ltd.	68,331
4,279		BIM Birlesik Magazalar AS	25,705
9,212		Brown-Forman Corp., Class B	669,712
8,831		Campbell Soup Co.	444,906
1,164	[1]	Central Garden & Pet Co., Class A	43,953
2,641		China Mengniu Dairy Co. Ltd.	11,933

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
2,000		China Resources Enterprises Ltd.	$ 13,907
3		Chocoladefabriken Lindt & Sprungli AG	326,649
3		Chocoladefabriken Lindt & Sprungli AG	31,708
102		Coca-Cola Bottling Co.	48,382
2,082		Colgate-Palmolive (India) Ltd.	43,629
4,270		Costco Wholesale Corp.	2,229,367
20,028		Diageo PLC	874,257
43		Edgewell Personal Care Co.	1,675
37,852		Endeavour Group Ltd.	187,638
911		Estee Lauder Cos., Inc., Class A	231,740
44,938		Flowers Foods, Inc.	1,226,807
1,671		Fresh Del Monte Produce, Inc.	45,685
173		George Weston Ltd.	19,778
18,781	[1]	Grupo Bimbo S.A.B. de CV, Class A	63,270
15,600		Guangdong Wens Foodstuff Group Co. Ltd.	53,578
2,611		Heineken NV	235,391
2,746		HelloFresh SE	65,818
1,342		Hindustan Lever Ltd.	44,516
19,897		Imperial Brands PLC	437,166
29		Inter Parfums, Inc.	2,277
23,667		ITC Ltd.	94,788
10,956		JBS S.A.	62,315
863		Jeronimo Martins SGPS SA	19,167
10,000		Kao Corp.	433,677
485		Kerry Group PLC	50,002
10,488		Kesko	220,848
2,615		Kobayashi Pharmaceutical Co. Ltd.	148,716
1,168		Korea Tobacco & Ginseng Corp.	72,623
100		Kweichow Moutai Co. Ltd.	27,810
2,941		Loblaw Cos. Ltd.	259,917
1,516		L’Oreal SA	520,605
326		Nestle India Ltd.	81,211
5,743		Nestle S.A.	672,562
100		Nisshin Seifun Group, Inc.	1,127
166	[1]	Olaplex Holdings, Inc.	2,211
5,613	[1]	Pilgrim’s Pride Corp.	159,802
16,057	[1]	Raia Drogasil S.A.	67,161
42,767		Reynolds Consumer Products, Inc.	1,194,482
253		Sanfilippo (John B. & Sons), Inc.	20,425
6,618		Savola Group Co.	57,417
5,411		Shoprite Holdings Ltd.	73,460
21,900		Sime Darby Plantation Bhd	21,758
8,422		Swedish Match AB	84,581
114,700		Thai Union Frozen Products Public Co. Ltd.	54,963
71	[1]	The Simply Good Foods Co.	2,169
37,166		Tingyi (Cayman Isln) Hldg Co.	66,071
6,900		Tongwei Co. Ltd.	52,804
2,530		Tyson Foods, Inc., Class A	190,711
60,000		Uni-President China Holdings Ltd.	51,710

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
954	[1]	United Natural Foods, Inc.	$ 42,052
3,768	[1]	United Spirits Ltd.	38,187
1,303	[1]	Veru, Inc.	19,936
18,000		Vinda International Holdings Ltd.	50,244
3,088		Wal-Mart de Mexico SAB de C.V.	10,119
75,000		Want Want China Holdings Ltd.	52,861
		TOTAL	15,532,033
		Energy—2.8%
109		Arch Resources, Inc.	15,868
185,226		BP PLC	945,645
1,793		Canadian Natural Resources Ltd.	98,295
3,212		Cheniere Energy, Inc.	514,498
65,000		China Coal Energy Co.	57,761
52,000		China Suntien Green Energy Corp. Ltd.	23,301
411		Chord Energy Corp.	58,177
6,684		ConocoPhillips	731,564
1		Continental Resources, Inc.	70
6,236		Coterra Energy, Inc., Class A	192,755
1,182		CVR Energy, Inc.	38,604
29,200		ENEOS Holdings, Inc.	110,520
1,878		Eni SpA	22,206
4,093		Exxaro Resources Ltd.	52,073
19,871		Exxon Mobil Corp.	1,899,469
22,000		Formosa Petrochemical Corp.	60,222
1,522		Galp Energia SGPS SA	16,511
346		Hyundai Robotics Co. Ltd.	16,265
12,204		Imperial Oil Ltd.	598,980
2,461		Magnolia Oil & Gas Corp.	58,744
49,892		Marathon Oil Corp.	1,276,736
1,140		Matador Resources Co.	67,944
224		MOL Hungarian Oil & Gas PLC	1,546
6		Oil & Natural Gas Corp. Ltd.	10
448		OMV AG	18,101
1,169	[1]	PBF Energy, Inc.	39,933
77,177		PetroChina Co. Ltd.	36,042
19,249		Petroleo Brasileiro SA	137,530
9,510		Polskie Gornictwo Naftowe I Gazownictwo SA	11,253
279,100		PT Adaro Energy	66,851
28,700		PT United Tractors	65,249
11,738		Rabigh Refining and Petrochemical Co.	53,934
9,006		Reliance Industries Ltd.	295,073
1,603		Repsol SA	20,851
6,180		RPC, Inc.	49,131
3,260		Saudi Arabian Oil Co. (Aramco)	32,494
924		Shell PLC	24,482
1,377		SM Energy Co.	60,684
255		S-Oil Corp.	19,465
13,490		Suncor Energy, Inc.	436,434
12,123	[2]	Tatneft	0

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Energy—continued
8,028		TotalEnergies SE	$ 407,658
23,126		Ultrapar Participacoes SA	60,144
10,331		Woodside Energy Group Ltd.	243,437
20,606		Yankuang Energy Group Co. Ltd., Class H	80,964
		TOTAL	9,017,474
		Financials—7.8%
7,603		ABSA Group Ltd.	78,724
5,800		AIA Group Ltd.	55,933
4,681		Al Rajhi Bank	112,194
6,592		Allstate Corp.	794,336
2,675		Ameriprise Financial, Inc.	716,927
1,205		Ameris Bancorp	56,249
3,359		Assicurazioni Generali SpA	49,351
315		Atlanticus Holdings Corp.	8,968
128,977		Aviva PLC	624,696
18,561		AXA SA	438,031
2,359		Axis Bank Ltd.	21,994
43,712		B3 SA - Brasil Bolsa Balcao	99,567
387		Bajaj Finance Ltd.	35,028
23,445		Banco Bradesco SA	71,384
685,412		Banco de Chile	65,027
29,890		Banco de Oro	68,408
1,289,777		Banco Santander Chile SA	51,807
2,130	[1]	Bancorp, Inc., DE	50,524
116,000		Bangkok Commercial Asset Management PLC	58,595
12,333	[1]	Bank Hapoalim BM	127,794
43,700		Bank Jago Tbk PT	24,732
13	[1]	Bank Leumi Le-Israel	137
48,248		Bank of America Corp.	1,621,615
201,388		Bank of China Ltd.	70,733
104,456		Bank of Communications Ltd.	59,536
22,700		Bank of Hangzhou Co. Ltd.	47,102
400		Bank of Jiangsu Co. Ltd.	420
86		Bank of Montreal	7,940
8,965		Bank of New York Mellon Corp.	372,316
3,955		Bank of Nova Scotia, Toronto	218,687
26,190		Bank of The Philippine Islands	44,226
3,412		Bank Pekao SA	47,020
574		Bank Zachodni WBK S.A.	26,012
11,370		BB Seguridade Participacoes SA	61,807
3,726		Berkshire Hathaway, Inc., Class B	1,046,261
5		BGC Partners, Inc., Class A	20
7	[1]	Bright Health Group, Inc.	11
453		Brookline Bancorp, Inc.	5,649
1,382		Bupa Arabia For Cooperative Insurance Co.	60,384
1,005		Byline Bancorp, Inc.	21,919
57,153		Cathay Financial Holding Co. Ltd.	83,264
66,900		Chiba Bank Ltd.	360,703
77,000		China CITIC Bank Corp. Ltd.	33,034

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
234,501		China Construction Bank Corp.	$ 145,234
166,000		China Development Financial Holding Corp.	72,540
11,800		China Life Insurance Co. Ltd.	52,442
18,545		China Merchants Bank Co. Ltd.	94,747
119,422		Chinatrust Financial Holding Co. Ltd.	91,489
65,200		CIMB Group Holdings Berhad	77,963
19,383		Citizens Financial Group, Inc.	710,968
24,810		Commerzbank AG, Frankfurt	165,201
1,794		ConnectOne Bancorp, Inc.	44,904
1,269	[1]	Customers Bancorp, Inc.	44,022
2,495		Danske Bank A/S	33,375
12,273		DBS Group Holdings Ltd.	285,601
36,562		Deutsche Bank AG	305,570
155		Deutsche Boerse AG	26,219
9,614		Discover Financial Services	966,111
3,716		DNB Bank ASA	70,889
245	[1]	Donnelley Financial Solutions, Inc.	10,400
1	[1]	Enova International, Inc.	35
6,543		EQT AB	146,092
1,046		Erste Group Bank AG	23,494
1,433		Essent Group Ltd.	57,306
123	[1]	Eurobank Ergasias SA	114
1,222		Fairfax Financial Holdings Ltd.	609,200
6,913		FinecoBank Banca Fineco SPA	74,944
4,473		First American Financial Corp.	239,305
3,748		First BanCorp	53,596
29,343		FirstRand Ltd.	109,548
40,700		Fubon Financial Holdings Co. Ltd.	76,310
11,847		Gjensidige Forsikring ASA	240,280
853		Great-West Lifeco, Inc.	20,037
34,627		Grupo Financiero Inbursa, S.A. de C.V., Class O	54,244
1,014		Hana Financial Holdings	29,668
1,225		Hancock Whitney Corp.	59,082
22,215		Hargreaves Lansdown PLC	209,990
109		HomeStreet, Inc.	3,794
11,019		Hong Kong Exchanges & Clearing Ltd.	443,684
12,400		Hong Leong Credit Berhad	53,645
69		Houlihan Lokey, Inc.	5,416
4,305		Housing Development Finance Corp. Ltd.	130,685
38,721		HSBC Holdings PLC	238,241
15,510		Hua Nan Financial Holdings Co. Ltd.	11,790
22,478		ICICI Bank Ltd.	247,755
6,520		IGM Financial, Inc.	177,477
280,813		Industrial & Commercial Bank of China	142,846
19,800		Industrial Bank Co. Ltd.	49,001
8,900		Japan Exchange Group, Inc.	132,527
2,662		KB Financial Group, Inc.	97,700
4,457		KBC Groupe	211,280
124		Kinsale Capital Group, Inc.	31,444

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
128,700		Krung Thai Bank PLC	$ 59,516
31,035		Legal & General Group PLC	90,602
22,200		Malayan Banking BHD	44,453
8,372		Manulife Financial Corp.	144,830
1	[1]	MBIA Insurance Corp.	12
221,426		Medibank Private Ltd.	559,276
47		Merchants Bancorp, Inc.	1,268
1,901		Meritz Fire & Marine Insurance Co. Ltd.	54,290
63,530	[1]	Metro Bank and Trust Co.	59,358
1		MetroCity Bankshares, Inc.	20
351	[1]	Metropolitan Bank Holding Corp.	25,128
1,699		MFA Financial, Inc.	18,570
775	[1]	Mizrahi Tefahot Bank Ltd.	31,492
697	[1]	Mr. Cooper Group, Inc.	29,483
647		National Bank Holdings Corp.	25,964
3,036		Navient Corp.	46,724
5,391		Nedbank Group Ltd.	63,741
1		New York Mortgage Trust, Inc.	3
2,469	[1]	NMI Holdings, Inc.	50,689
3,759		NN Group NV	154,120
31,002		Nordea Bank Abp	287,327
1,894		OFG Bancorp.	51,517
28,000		ORIX Corp.	461,233
1,050		OTP Bank RT	22,318
34,385		Oversea-Chinese Banking Corp. Ltd.	296,880
352		Pennymac Financial Services, Inc.	18,698
3,377		Pennymac Mortgage Investment Trust	50,148
197,000		People’s Insurance, Co. (Group) of China Ltd.	60,891
72,000		PICC Property and Casualty Co. Ltd., Class H	77,698
12,182		Ping An Insurance (Group) Co. of China Ltd.	71,679
386		Piper Jaffray Cos., Inc.	44,224
832		PNC Financial Services Group	131,456
95,000		Postal Savings Bank of China Co. Ltd.	56,727
66,600		Postal Savings Bank of China Co. Ltd.	43,453
5,639		Power Corp. of Canada	144,995
6,883		Powszechny Zaklad Ubezpieczen SA	41,088
1		Preferred Bank Los Angeles, CA	68
1		Premier Financial Corp.	27
6,696		Principal Financial Group, Inc.	500,593
10,330		Progressive Corp., OH	1,266,974
5,963		Prudential Financial, Inc.	570,957
82,540		PT Bank Central Asia	45,442
19,400		PT Bank Mandiri Tbk	11,512
5,300		PT Bank Negara Indonesia	3,032
49,700		PT Bank Rakyat Indonesia Tbk	14,474
63,800		Public Bank Berhad	67,077
867		QCR Holdings, Inc.	48,422
33,286		Regions Financial Corp.	721,308
4,443		Royal Bank of Canada	413,160

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
21,294		Sanlam Ltd.	$ 66,069
674		Selective Insurance Group, Inc.	53,529
18,400		Shanghai Pudong Development Bank Co. Ltd.	19,376
122,233		Sinopac Holdings Co.	69,396
1,277		Societe Generale, Paris	28,264
9,644		Standard Bank Group Ltd.	85,968
13,776		State Bank of India	91,005
848		Stewart Information Services Corp.	42,943
77,938		Suncorp Group Ltd.	577,800
1,801		Swiss Re AG	139,993
1,640		Synchrony Financial	53,710
2,938		Synovus Financial Corp.	117,990
63,860		Taiwan Cooperative Financial Holding Co. Ltd.	57,657
5,155		The National Commercial Bank	95,615
2,890		Toronto Dominion Bank	185,919
1,811		TowneBank	51,595
1		Two Harbors Investment Co.	5
34,454		UBS Group AG	544,188
4,500		United Overseas Bank Ltd.	87,823
6,992		Webster Financial Corp. Waterbury	328,974
5,854		WisdomTree Investments, Inc.	29,329
4,803		Woori Financial Group, Inc.	43,530
239	[1]	World Acceptance Corp.	27,781
94,151		Yuanta Financial Holding Co. Ltd.	62,599
		TOTAL	24,821,245
		Health Care—7.2%
5,254		Abbott Laboratories	539,323
9,856	[1,2]	Achillion Pharmaceuticals, Inc.	4,534
180		Addus Homecare Corp.	16,060
4,201		Agilent Technologies, Inc.	538,778
4,941		Alector, Inc.	51,139
473		AMN Healthcare Services, Inc.	48,549
10,830	[1]	Amneal Pharmaceuticals, Inc.	23,501
158	[1]	Amphastar Pharmaceuticals, Inc.	4,677
19,637	[1]	Antigenics, Inc.	53,020
1,970	[1]	Arcus Biosciences, Inc.	47,438
100		Asahi Intecc Co. Ltd.	1,779
4,600		Astellas Pharma, Inc.	65,404
63		AstraZeneca PLC	7,796
388	[1]	Avanos Medical, Inc.	9,556
3,629	[1]	Avantor, Inc.	90,398
2,100	[1]	Avid Bioservices, Inc.	36,162
103,700		Bangkok Dusit Medical Services Public Co. Ltd.	83,231
541		Carl Zeiss Meditec AG	67,459
4	[1]	Catalyst Pharmaceutical Partners, Inc.	54
175		Celltrion, Inc.	24,662
1	[1]	Cerus Corp.	4
94,000		China Traditional Chinese Medicine Holdings Co. Ltd.	40,608
2,000		Chongqing Zhifei Biological Products Co. Ltd.	27,202

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
1,390		CIGNA Corp.	$ 393,995
5,789		Cipla Ltd.	74,839
1		Clover Health Investments, Corp.	3
2,835		Cogent Biosciences, Inc.	46,749
3,916	[1]	Coherus Biosciences, Inc.	43,781
315	[1]	Corvel Corp.	48,945
1		CTI BioPharma Corp.	6
7,156		CVS Health Corp.	702,361
6,435		Danaher Corp.	1,736,871
1,513		Divi’s Laboratories Ltd.	68,075
137		Elevance Health, Inc.	66,460
6,055		Eli Lilly & Co.	1,823,948
144		Enhabit Home Health & Hospice	2,390
274		Ensign Group, Inc.	23,372
6,564		EQRx, Inc.	32,098
1	[1]	Evolent Health, Inc.	37
1,755		Fisher & Paykel Healthcare Corp. Ltd.	20,999
507	[1]	Fulgent Genetics, Inc.	22,039
41		Gedeon Richter Rt	827
2	[1]	Geron Corp.	5
155		Getinge AB, Class B	2,876
13,706		GSK PLC	219,545
2,438		HCA Healthcare, Inc.	482,407
24,478		Hikma Pharmaceuticals PLC	373,134
1,971		Hoya Corp.	200,186
8,000		Huadong Medicine Co. Ltd.	48,824
1	[1]	ImmunityBio, Inc.	4
5	[1]	Immunogen, Inc.	29
11,958	[1]	Immunovant, Inc.	61,584
696	[1]	Inari Medical, Inc.	48,268
3,200	[1]	Incyte Genomics, Inc.	225,376
1		Instil Bio, Inc.	5
100	[1]	Integer Holdings Corp.	6,307
2,997		Ipsen SA	287,279
228	[1]	iTeos Therapeutics, Inc.	5,057
1,342		Johnson & Johnson	216,518
530,000		Kalbe Farma PT	59,858
1,489		Koninklijke Philips NV	24,809
1	[1]	Lyell Immunopharma, Inc.	7
1	[1]	Mannkind Corp.	4
3,198	[1]	MaxCyte, Inc.	16,630
346	[1]	Medpace Holdings, Inc.	51,073
16,035		Medtronic PLC	1,409,797
15,701		Merck & Co., Inc.	1,340,237
1,137		Merck KGAA	195,694
283	[1]	Meridian Bioscience, Inc.	9,223
333	[1]	ModivCare, Inc.	36,071
2,485		Motion Acquisition Corp.	25,347
2	[1]	Nektar Therapeutics	8

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
1,703	[1]	NextGen Healthcare, Inc.	$ 29,189
1,986		Novartis AG	160,241
5,793		Novo Nordisk A/S	618,851
18,000	[1]	Nuvation Bio, Inc.	50,400
9,480	[1]	Ocugen, Inc.	24,458
1	[1]	Opko Health, Inc.	2
385	[1]	Option Care Health, Inc.	11,920
1	[1]	Organogenesis Holdings, Inc.	4
1,097		Owens & Minor, Inc.	32,372
1	[1]	Pacific Biosciences of California, Inc.	6
125		Patterson Cos., Inc.	3,486
6,885	[1,2]	Progenics Pharmaceuticals, Inc.	0
1,017		Progyny, Inc.	40,894
6,036	[1]	Qiagen NV	274,215
3,312		Qiagen NV	150,522
2,343		Quest Diagnostics, Inc.	293,601
1,148	[1]	R1 RCM, Inc.	25,084
1,660	[1]	Regeneron Pharmaceuticals, Inc.	964,560
663		Roche Holding AG	213,536
1,596		Roche Holding AG	609,847
4	[1]	Sangamo BioSciences, Inc.	22
1,580		Sanofi	130,038
1,749		SD Biosensor, Inc.	45,637
1,779		Seegene, Inc.	41,643
7,500		Shanghai Fosun Pharmaceutical Co. Ltd.	24,154
34,300		Shanghai Pharmaceuticals Holding Co. Ltd.	49,915
9,612		Shionogi & Co. Ltd.	467,593
172	[1]	Shockwave Medical, Inc.	51,060
124,000		Sino Biopharmaceutical Ltd.	65,098
26,539		Sinopharm Group Co. Ltd.	59,006
7,405		Smith & Nephew PLC	87,117
1		SomaLogic, Inc.	4
15,184		Sonic Healthcare Ltd.	350,702
1,874		Sonova Holding AG	493,992
5	[1]	Sorrento Therapeutics, Inc.	10
5,137	[1]	Sotera Health Topco, Inc.	86,867
89	[1]	Staar Surgical Co.	8,419
7,637		Sun Pharmaceutical Industries Ltd.	85,244
1,200		Sysmex Corp.	73,139
1,826		Teleflex, Inc.	413,151
2,400		Terumo Corp.	77,202
1	[1]	Tg Therapeutics, Inc.	7
1,101	[1]	Travere Therapeutics, Inc.	29,463
4,389		UnitedHealth Group, Inc.	2,279,339
3,476	[1]	Vanda Pharmaceuticals, Inc.	36,776
114	[1]	Varex Imaging Corp.	2,404
4,867	[1]	Vertex Pharmaceuticals, Inc.	1,371,326
1,498		West Pharmaceutical Services, Inc.	444,442
5,300		WuXi AppTec Co. Ltd.	59,861

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
9,000		WuXi PharmaTech, Inc.	$ 79,317
2,964		Zoetis, Inc.	463,955
		TOTAL	23,115,382
		Industrials—5.3%
33		A P Moller-Maersk A/S	77,153
52		A.P. Moller-Maersk A/S, Class B	124,351
6,107		Airbus Group SE	599,209
130		Alexander and Baldwin, Inc.	9,576
82,177		Alfa, S.A. de C.V., Class A	51,925
2,704		Allison Transmission Holdings, Inc.	98,047
116		Apogee Enterprises, Inc.	4,737
513		Applied Industrial Technologies, Inc.	54,388
500		ArcBest Corp.	40,265
455		Atkore, Inc.	38,407
3,811		Auckland International Airport Ltd.	17,571
63,678		Aurizon Holdings Ltd.	161,743
106		AZZ, Inc.	4,517
18,893		Bharat Electronics Ltd.	72,318
4,783		Bidvest Group Ltd.	60,022
30	[1]	BlueLinx Holdings, Inc.	2,103
759		Boise Cascade Co.	47,308
1,430		Brenntag AG	93,961
875		Brookfield Business Corp.	21,280
483	[1]	Builders Firstsource, Inc.	28,309
2,607		Bunzl PLC	86,493
3,451		Carrier Global Corp.	135,003
1,026	[1]	CBIZ, Inc.	44,795
328		Cheil Jedang Corp.	19,118
44,049		China COSCO Holdings Co. Ltd., Class H	65,791
134,200		China Energy Engineering Corp. Ltd.	43,914
38,768		China Railway Group Ltd.	22,181
54,200		China Railway Group Ltd.	45,109
65,200		China State Construction Engineering Corp. Ltd.	48,519
54,000		China State Construction International Holdings Ltd.	62,318
2,063		Cintas Corp.	839,311
3,500		CK Hutchison Holdings Ltd.	22,586
12,031		CNH Industrial NV	146,329
304		Comfort Systems USA, Inc.	30,503
384		Compagnie de St. Gobain	15,516
20,140		COSCO SHIPPING Holdings Co. Ltd.	41,267
364		CRA International, Inc.	33,273
1		Crane Holdings Co.	94
16,320		CSX Corp.	516,528
300		Daifuku Co.	17,467
845		Dassault Aviation SA	116,074
11,012		Deutsche Post AG	402,500
2,291		Doosan Bobcat, Inc.	59,007
1,165		DSV A/S	172,091
410		Emcor Group, Inc.	48,757

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
3,891		Emerson Electric Co.	$ 318,050
165		Encore Wire Corp.	21,467
1		Energy Vault Holdings, Inc.	6
13,030		Epiroc AB	177,456
14,000		Evergreen Marine Corp., Taiwan Ltd.	40,324
3,260		Ferguson PLC	377,176
1	[1]	Fuelcell Energy, Inc.	4
2,080		Genco Shipping & Trading Ltd.	28,517
2,589		General Dynamics Corp.	592,700
118	[1]	GMS, Inc.	5,688
3,001		GrafTech International Ltd.	17,646
4,956		Grupo Aeroportuario del Pacifico SA, Class B	70,828
1,397		H&E Equipment Services, Inc.	44,229
4,089		Havells India Ltd.	70,400
265		Herc Holdings, Inc.	29,820
1,247		Hillenbrand, Inc.	51,962
256		IDEX Corp.	51,510
1,099		IMCD Group NV	151,797
7,163		Indian Railway Catering & Tourism Corp. Ltd.	62,720
7,600		Itochu Corp.	208,606
302	[1]	JELD-WEN Holding, Inc.	3,367
467		Kingspan Group PLC	26,463
1,108		KION Group AG	44,245
10,300		Komatsu Ltd.	215,580
886		Korn Ferry	53,975
14,500		Kubota Corp.	225,285
1,370		Kuehne & Nagel International AG	315,996
1,464		L3Harris Technologies, Inc.	334,070
1,123		LG Corp.	68,691
1,221		Lockheed Martin Corp.	512,954
476	[1]	Masonite International Corp.	38,946
1		Matthews International Corp., Class A	25
1		Microvast Holdings, Inc.	2
22,900		Minebea Co. Ltd.	393,726
42,300		Mitsubishi Electric Corp.	428,422
13,900		MonotaRO Co. Ltd.	249,818
867	[1]	MRC Global, Inc.	8,436
780		Mueller Industries, Inc.	49,273
26	[1]	MYR Group, Inc.	2,416
19,652		NIBE Industrier AB	184,151
2,268		Nordson Corp.	515,222
1,899		Northrop Grumman Corp.	907,703
2		nVent Electric PLC	66
255		Old Dominion Freight Lines, Inc.	69,210
500		Orient Overseas International Ltd.	13,949
3,185		Otis Worldwide Corp.	230,021
1		Owens Corning, Inc.	82
367	[1]	P.A.M. Transportation Services, Inc.	10,904
10,257		Pan Ocean Co. Ltd.	39,292

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
3,867		Parker-Hannifin Corp.	$ 1,024,755
5		Pitney Bowes, Inc.	14
14,000		Power Construction Corp. of China Ltd.	15,631
316		Raytheon Technologies Corp.	28,361
8,000		Recruit Holdings Co. Ltd.	254,757
9,009		Relx PLC	235,979
2,291		Robert Half International, Inc.	176,338
295		Rockwool A/S	60,811
468		Ryder System, Inc.	35,774
1,092		S1 Corp.	47,440
113		Schneider Electric SA	13,413
25,623		Schneider National, Inc.	585,742
1,800		SG Holdings Co. Ltd.	29,845
13,500		TBEA Co. Ltd.	48,372
830		Terex Corp.	27,573
603		TFI International, Inc.	60,160
1,852		Thales SA	223,353
5,182		Thomson Reuters Corp.	570,618
809	[1]	Titan International, Inc.	11,350
118	[1]	Titan Machinery, Inc.	3,632
358	[1]	Transdigm Group, Inc.	214,940
351	[1]	TriNet Group, Inc.	28,922
10		UFP Industries, Inc.	794
258		Unifirst Corp.	46,507
3,326		United Parcel Service, Inc.	646,940
1		Velo3D, Inc.	4
43	[1]	Veritiv Corp.	5,125
4,988		Wabtec Corp.	437,198
19,895		Wan Hai Lines Ltd.	56,356
11,039		Wartsila OYJ, Class B	91,102
73		WSP Global, Inc.	8,699
		TOTAL	16,895,435
		Information Technology—10.2%
1	[1]	8x8, Inc.	5
73,658		Acer Sertek, Inc.	53,064
899		ACI Worldwide, Inc.	21,306
519		Advanced Energy Industries, Inc.	46,601
3,178		Advanced Micro Devices, Inc.	269,717
121		Alarm.com Holdings, Inc.	8,059
2,157		Amkor Technology, Inc.	43,420
473	[1]	AppFolio, Inc.	47,953
41,275		Apple, Inc.	6,489,256
8,569		Applied Materials, Inc.	806,086
231		ASM International NV	62,673
1,341		ASML Holding N.V.	650,264
5,783		Asustek Computer, Inc.	48,232
835		Automatic Data Processing, Inc.	204,082
5,346	[1]	AvidXchange Holdings, Inc.	41,645
541		Axcelis Technologies, Inc.	36,215

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
4,000		Azbil Corp.	$ 114,196
3,214		Bechtle AG	123,254
5,365	[1]	Black Knight, Inc.	354,948
1	[1]	Blackbaud, Inc.	52
684	[1]	Blackline, Inc.	46,471
1		Blend Labs, Inc.	3
31,700		BOE Technology Group Co. Ltd.	16,975
7,651		Brother Industries Ltd.	146,304
19,500		BYD Electronic International Co. Ltd.	51,729
747		Capgemini SE	129,299
349		Cass Information Systems, Inc.	12,801
3,630		CDW Corp.	619,641
836		CGI, Inc., Class A	66,200
3,623	[1]	Cirrus Logic, Inc.	277,848
10,594		Cisco Systems, Inc.	473,764
2,426		Cognizant Technology Solutions Corp.	153,250
75,537		Compal Electronics, Inc.	56,258
88		Concentrix Corp.	11,069
2,330	[1]	Corsair Gaming, Inc.	35,859
591		CSG Systems International, Inc.	34,189
3,469	[1]	Datadog, Inc.	364,072
700		Delta Electronics (Thailand) PLC	10,023
541	[1]	DocuSign, Inc.	31,497
20,237	[1]	Dropbox, Inc.	432,869
491	[1]	DXC Technology Co.	12,167
473		Elm Co.	43,205
868	[1]	EPAM Systems, Inc.	370,202
1,455	[1]	Extreme Networks, Inc.	20,850
398	[1]	Fabrinet	40,930
795	[1]	Fair Isaac & Co., Inc.	357,273
9,779		Fortinet, Inc.	476,140
1,694		Fujitsu Ltd.	200,219
3,312	[1]	Gartner, Inc., Class A	944,980
4,631	[1]	GoDaddy, Inc.	351,122
10,600		GoerTek, Inc.	49,801
15		HCL Technologies Ltd.	174
24,367		Hon Hai Precision Industry Co. Ltd.	86,999
573	[1]	HubSpot, Inc.	193,124
1		Infinera Corp.	5
13,725		Infosys Ltd.	252,937
339	[1]	Insight Enterprises, Inc.	30,890
1	[1]	Instructure Holdings, Inc.	23
1		IonQ, Inc.	6
4,900		Ja Solar Technology Co. Ltd.	46,492
912		Jabil, Inc.	54,994
1		Kulicke & Soffa Industries	42
176		Larsen & Toubro Ltd.	4,197
395		Larsen & Toubro Ltd.	22,606
76,000		Lenovo Group Ltd.	62,614

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
5,055	[1]	LG Display Co. Ltd.	$ 58,585
109		LG Innotek Co. Ltd.	27,862
29,145	[1]	Lite-On Technology Corp.	62,799
358		Logitech International SA	17,784
1	[1]	Mandiant, Inc.	23
5,119		Mastercard, Inc.	1,660,450
597		Maximus, Inc.	36,172
837	[1]	MaxLinear, Inc.	30,073
3,197		MediaTek, Inc.	69,537
1,008	[1]	MeridianLink, Inc.	17,509
137		Methode Electronics, Inc., Class A	5,543
6,042		Micron Technology, Inc.	341,554
18,078		Microsoft Corp.	4,726,855
13,000		Micro-Star International Co.	48,716
1,407		Mindtree Ltd.	57,631
1,264		Mphasis Ltd.	33,220
4,000		Nan Ya Printed Circuit Board Corp.	35,083
740		Nemetschek AG	43,793
4,233		NetApp, Inc.	305,326
1	[1]	Netgear, Inc.	24
7,100		Ninestar Corp.	45,468
18,773		Nokia Oyj	94,331
6,500		Nomura Research Institute Ltd.	175,789
15,200		NTT Data Corp.	213,993
300		Omron Corp.	15,781
12,746	[1]	ON Semiconductor Corp.	876,542
6,041		Open Text Corp.	190,289
4,740		Otsuka Corp.	153,577
2,038	[1]	Pagerduty, Inc.	53,070
25,158	[1]	Palantir Technologies, Inc.	194,220
2		Payoneer Global, Inc.	13
180	[1]	Photronics, Inc.	3,024
10,000		Prime View International Co. Ltd.	78,131
1,107		Progress Software Corp.	53,280
2,232	[1]	PTC, Inc.	256,435
1,822		Qualcomm, Inc.	240,996
124	[1]	Qualys, Inc.	18,836
8	[1]	Ribbon Communications, Inc.	28
10,800		Ricoh Co. Ltd.	84,862
10,716		Sage Group PLC/The	88,753
644		Samsung Electro-Mechanics Co.	66,732
16,646		Samsung Electronics Co. Ltd.	737,395
63		Samsung SDI Co. Ltd.	27,902
353		Samsung SDS Co. Ltd.	33,716
69	[1]	Sanmina Corp.	3,348
2,513		SAP SE	214,513
63	[1]	ScanSource, Inc.	1,825
1,740	[1]	SK Hynix, Inc.	122,578
2,162	[1]	SMART Global Holdings, Inc.	39,673

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
402	[1]	Snowflake, Inc.	$ 72,742
1	[1]	SPS Commerce, Inc.	122
2		SS&C Technologies Holdings, Inc.	112
5,354		STMicroelectronics N.V.	186,328
7,200		Sumisho Computer Systems Corp.	117,629
31,655		Synnex Technology International Corp.	57,629
300	[1]	Synopsys, Inc.	103,806
75,122		Taiwan Semiconductor Manufacturing Co. Ltd.	1,228,640
2,115		Tata Consultancy Services Ltd.	84,379
585		Tata Elxsi Ltd.	65,322
7,400		Tcl Zhonghuan Renewable Energy Technology Co. Ltd.	51,497
5,867		Tech Mahindra Ltd.	78,178
7,167		Telefonaktiebolaget LM Ericsson	53,577
8,014	[1]	Teradata Corp.	263,661
416		TTEC Holdings, Inc.	21,778
305	[1]	Tucows, Inc.	14,332
13,000		Unimicron Technology Corp.	64,186
74,568		United Microelectronics Corp.	99,608
1		UserTesting, Inc.	4
3,385		Visa, Inc., Class A	672,633
2,713		Vishay Intertechnology, Inc.	53,365
1,557		Wisetech Global Ltd.	61,763
8,243	[1]	Workday, Inc.	1,356,468
30,000		WPG Holdings Co. Ltd.	50,440
2,500		Yokogawa Electric Corp.	43,756
5,000		Zhejiang Jingsheng Mechanical & Electrical Co. Ltd.	54,900
521	[1]	Zoom Video Communications, Inc.	41,888
		TOTAL	32,575,523
		Materials—2.7%
2,070		ACC Ltd.	59,540
1,204		AdvanSix, Inc.	43,657
3,198		Alcoa Corp.	158,237
44,236	[2]	Alrosa AO	0
1		American Vanguard Corp.	20
500		Anglo American PLC	16,058
11,098		ArcelorMittal SA	263,476
19,600		Asahi Kasei Corp.	143,319
4,689		Ashland, Inc.	477,153
131		Asian Paints (India) Ltd.	5,569
14,045		BHP Steel Ltd.	159,429
10,825		Boliden AB	347,130
1,961		CF Industries Holdings, Inc.	202,885
11,753		Chemours Co./The	396,429
3,401	[2]	Cherepovets MK Severstal	0
21,877		China Hongqiao Group Ltd.	21,172
54,000		China National Building Material Co. Ltd.	50,970
1	[1]	Clearwater Paper Corp.	43
40,500		CMOC Group Ltd.	28,844
1		Commercial Metals Corp.	40

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
9,569	[1]	Companhia Vale Do Rio Doce	$ 118,638
1,607	[1]	Constellium SE	21,405
2,334		CRH PLC	85,849
47,000		Dongyue Group Ltd.	52,860
2,607		Dow, Inc.	132,957
7,196		Eagle Materials, Inc.	860,785
5,107	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
29,000		Formosa Plastic Corp.	86,463
83		Givaudan SA	264,341
41,824		Glencore PLC	228,828
10,093		Gujarat Ambuja Cements Ltd.	51,883
621		Hawkins, Inc.	23,797
4,517		HeidelbergCement AG	204,749
14,376		Hindalco Industries Ltd.	77,632
2,097		Hyundai Steel Co.	51,214
22,375		ICL Group Ltd.	214,446
972		International Paper Co.	40,455
501	[1]	Intrepid Potash, Inc.	23,412
7,504		JSW Steel Ltd.	62,119
568		Korea Kumho Petrochemical Co. Ltd.	54,918
52		L.G. Chemical Ltd.	24,342
32,000		Minmetals Resources Ltd.	8,778
2,750		Nitto Denko Corp.	169,333
362	[2]	Norilsk Nickel	0
23,929	[2]	Novolipetski Metallurgicheski Komb OAO	0
22,459		Nuevo Grupo Mexico SA, Class B	84,612
7,034		Nutrien Ltd.	645,745
3,756		Oci NV	141,258
5,872		Olin Corp.	320,963
26,279		Orbia Advance Corp. SAB de CV	49,567
32,900		Petronas Chemicals BHD	64,195
4	[2]	Polymetal International PLC	0
274	[2]	Polyus PJSC	0
378		POSCO Holdings, Inc.	71,571
161,000		PT Aneka Tambang Tbk	21,490
4,315		Queen’s Road Capital Investment Ltd.	2,234
5,846		Rio Tinto Ltd.	375,889
5,571		Rio Tinto PLC	307,573
24,900		Rongsheng Petrochemical Co. Ltd.	51,054
66,277	[2]	Rusal	0
986		Ryerson Holding Corp.	28,101
4,989		Sahara International Petrochemical Co.	63,257
2,044		Saudi Arabian Fertilizers Co.	94,456
1,141		Saudi Arabian Mining Co.	22,551
3,555		Saudi Basic Industries Corp.	94,666
2,318		Sealed Air Corp.	124,732
181		Shree Cement	49,956
746		Smurfit Kappa Group PLC	25,052
1,515		Solvay S.A.	122,119

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
72,334		South32 Ltd.	$ 203,846
2,173		SRF Ltd.	68,411
59,618		Tata Steel Ltd.	80,022
1,328	[1]	TimkenSteel Corp.	20,372
16,100		Toray Industries, Inc.	92,247
1,324		Trox Holdings PLC	19,370
968		Ultra Tech Cement Ltd.	80,608
5		United Phosphorous Ltd.	48
354		Va Stahl Ag	7,146
961		Valhi, Inc.	33,577
14,778		Vedanta Ltd.	49,190
918		Warrior Met Coal, Inc.	29,881
33,054		Zijin Mining Group Co. Ltd.	37,363
		TOTAL	8,716,297
		Real Estate—1.7%
3,169		American Tower Corp.	805,084
11,004		British Land Co. PLC/The	54,863
377	[1]	CBRE Group, Inc.	29,768
285,000	[2]	China Evergrande Group	24,455
15,000		China Overseas Property Holdings Ltd.	15,938
3,559		City Office REIT, Inc.	41,106
2		Compass, Inc.	6
1,114		Crown Castle, Inc.	190,305
1,000		Daito Trust Construction Co. Ltd.	98,212
4,600		Daiwa House Industry Co. Ltd.	103,107
1		Dar Al Arkan Real Estate Development Co.	4
1,768		DigitalBridge Group, Inc.	31,470
4		DLF Ltd.	19
5,165		Douglas Elliman, Inc.	23,811
1		Duke Realty Corp.	59
573		Equinix, Inc.	376,673
124		Extra Space Storage, Inc.	24,642
3,393		Farmland Partners, Inc.	49,232
8		FirstService Corp.	1,001
2,436		Forestar Group, Inc.	30,304
210,000		Franshion Properties of China Ltd.	44,239
777		Global Medical REIT, Inc.	8,423
16,622		Goodman Group	221,862
27,911		Greentown China Holdings Ltd.	52,737
2,489		Independence Realty Trust	48,411
2,512		Kennedy-Wilson Holdings, Inc.	44,111
1,643		Klepierre SA	33,690
87,400		Land & Houses Public Co. Ltd.	21,304
851		LEG Immobilien SE	64,427
9,500		Mitsubishi Estate Co. Ltd.	127,905
3,905		Necessity Retail REIT, Inc./The	29,131
1,188		Newmark Group, Inc.	12,177
308		Plymouth Industrial REIT, Inc.	6,243
9,568		ProLogis, Inc.	1,191,312

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Real Estate—continued
2,163		Public Storage	$ 715,585
474		RioCan REIT	7,265
31,000		Ruentex Development Co. Ltd.	64,040
1		Service Properties Trust	7
1		STAG Industrial, Inc.	31
47,500		Sun Hung Kai Properties Ltd.	556,846
17,000	[2]	Sunac China Holdings	8,081
17,000		Swire Pacific Ltd., Class A	117,326
2,239		UMH Properties, Inc.	40,392
44,000		Yuexiu Property Co. Ltd.	55,162
		TOTAL	5,370,766
		Utilities—2.6%
80		Adani Gas Ltd.	3,722
1,398		Brookfield Infrastructure Corp.	66,545
1,515		Canadian Utilities Ltd., Class A	46,349
931		CEZ A.S.	37,687
234,396		CGN Power Co. Ltd.	55,814
32,000		China Longyuan Power Group Corp.	51,666
49,500		China National Nuclear Power Co. Ltd.	45,641
41,000		China Power International Development Ltd.	22,906
2,000		China Resources Power Holdings Co. Ltd.	3,977
1,532		Clearway Energy, Inc.	52,823
7,012	[1]	Companhia de Saneamento Basico do Estado de Sao Paulo	66,246
4,703	[1]	CPFL Energia SA	31,613
877		EDP Renovaveis SA	21,302
18,251		Endesa SA	313,006
60,912		Enel SpA	286,965
8,476		Energias de Portugal SA	40,563
9,310		Engie	110,740
5,792		Engie Brasil Energia SA	45,090
100		ENN Energy Holdings Ltd.	1,451
518		Entergy Corp.	59,725
842		Equatorial Energia SA	3,913
18,787		Evergy, Inc.	1,287,473
29,523		Gail India Ltd.	49,978
28,897		Hawaiian Electric Industries, Inc.	1,130,451
6,000		Huaneng Power International, Inc.	3,065
7,472		Hydro One Ltd.	202,310
3,240		Iberdrola SA	33,717
3		Indraprastha Gas Ltd.	16
248		Korea Electric Power Corp.	3,870
20,872		Kunlun Energy Co. Ltd.	18,175
130		Manila Electric Co.	696
3,915		Meridian Energy Ltd.	11,941
2,073		Mighty River Power Ltd.	7,339
1		Naturgy Energy Group SA	28
208		Oesterreichische Elektrizitaetswirtschafts AG	19,891
1,925		OGE Energy Corp.	78,040
1,181,504	[2]	OJSC Inter Rao Ues	0

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Utilities—continued
12,393		Origin Energy Ltd.	$ 53,266
834		Otter Tail Corp.	63,000
1,301		PNM Resources, Inc.	61,706
1,027		Portland General Electric Co.	53,065
10,161		Public Service Enterprises Group, Inc.	653,962
19,600	[1,2]	RATCH Group PCL, Rights	5,117
32,443		Red Electrica Corporacion SA	593,043
4,085		RWE AG	156,370
10,450		Saudi Electricity Global, Class SECO AB	70,105
20,951		Southern Co.	1,614,694
42,623		Terna SpA	303,897
6,600		Tokyo Gas Co. Ltd.	123,600
19,120		United Utilities Group PLC	234,539
		TOTAL	8,201,098
		TOTAL COMMON STOCKS (IDENTIFIED COST $156,249,387)	170,279,018
		U.S. TREASURIES—6.8%
		U.S. Treasury Bond—1.1%
$ 175,000		United States Treasury Bond, 1.875%, 2/15/2051	127,258
1,950,000		United States Treasury Bond, 1.875%, 11/15/2051	1,415,578
1,210,000		United States Treasury Bond, 2.250%, 2/15/2052	963,841
510,000		United States Treasury Bond, 2.375%, 5/15/2051	418,598
675,000		United States Treasury Bond, 2.875%, 5/15/2052	620,262
3,000		United States Treasury Bond, 3.000%, 11/15/2045	2,707
25,000		United States Treasury Bond, 3.250%, 5/15/2042	23,851
		TOTAL	3,572,095
		U.S. Treasury Note—5.7%
1,000,000		United States Treasury Note, 0.375%, 10/31/2023	964,922
400,000		United States Treasury Note, 0.500%, 11/30/2023	385,516
200,000		United States Treasury Note, 0.750%, 8/31/2026	179,984
2,400,000		United States Treasury Note, 1.125%, 10/31/2026	2,186,250
700,000		United States Treasury Note, 1.250%, 12/31/2026	639,461
1,300,000		United States Treasury Note, 1.375%, 10/31/2028	1,156,797
1,770,000		United States Treasury Note, 1.875%, 2/15/2032	1,580,969
675,000		United States Treasury Note, 2.375%, 3/31/2029	636,188
500,000		United States Treasury Note, 2.500%, 5/31/2024	491,641
150,000		United States Treasury Note, 2.500%, 3/31/2027	144,422
825,000		United States Treasury Note, 2.625%, 5/31/2027	798,703
500,000		United States Treasury Note, 2.625%, 7/31/2029	479,063
1,000,000		United States Treasury Note, 2.750%, 7/31/2027	972,812
100,000		United States Treasury Note, 2.750%, 5/31/2029	96,445
625,000		United States Treasury Note, 2.875%, 4/30/2029	607,471
2,870,000		United States Treasury Note, 2.875%, 5/15/2032	2,794,662
1,700,000		United States Treasury Note, 3.000%, 6/30/2024	1,684,926
1,900,000		United States Treasury Note, 3.000%, 7/31/2024	1,883,078
650,000		United States Treasury Note, 3.250%, 6/30/2029	647,105
		TOTAL	18,330,415
		TOTAL U.S. TREASURIES (IDENTIFIED COST $23,377,065)	21,902,510

Shares, Principal Amount or Contracts		Value
	FOREIGN GOVERNMENTS/AGENCIES—6.7%
	Sovereign—6.7%
AUD 650,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	$ 431,674
EUR 390,000	Belgium, Government of, Series 68, 2.250%, 6/22/2023	396,746
180,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	177,995
400,000	Belgium, Government of, Sr. Unsecd. Note, Series 86, 1.250%, 4/22/2033	368,370
CAD 350,000	Canada, Government of, 5.750%, 6/1/2033	329,072
480,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	422,620
200,000	Canada, Government of, Unsecd. Note, 1.250%, 3/1/2027	139,425
EUR 6,000	France, Government of, 0.500%, 5/25/2025	5,880
400,000	France, Government of, 5.750%, 10/25/2032	535,897
150,000	France, Government of, Bond, 4.500%, 4/25/2041	196,252
850,000	France, Government of, O.A.T., 5.500%, 4/25/2029	1,052,695
450,000	France, Government of, Unsecd. Note, 1.250%, 5/25/2036	393,446
200,000	France, Government of, Unsecd. Note, 1.750%, 5/25/2066	159,806
300,000	France, Government of, Unsecd. Note, 1.750%, 6/25/2039	275,859
600,000	Germany, Government of, 0.250%, 2/15/2027	576,613
300,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	406,477
300,000	Germany, Government of, Bond, Series 08, 4.750%, 7/4/2040	443,982
680,000	Italy, Government of, Sr. Unsecd. Note, 0.650%, 10/15/2023	675,517
1,000,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	1,087,809
1,250,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	1,205,302
208,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	187,773
JPY 142,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	1,164,681
60,000,000	Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	486,975
185,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	1,472,716
90,000,000	Japan, Government of, Sr. Unsecd. Note, Series 351, 0.100%, 6/20/2028	649,049
155,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	1,281,337
90,000,000	Japan, Government of, Sr. Unsecd. Note, Series 58, 0.800%, 3/20/2048	606,293
$ 30,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	32,991
MXN 15,000,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	666,882
EUR 250,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	265,373
60,000	Netherlands, Government of, Unsecd. Note, 2.750%, 1/15/2047	69,385
80,000	Netherlands, Government of, Unsecd. Note, 3.750%, 1/15/2042	102,575
350,000	Spain, Government of, 4.200%, 1/31/2037	405,365
600,000	Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	590,772
590,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	575,010
480,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	495,256
100,000	Spain, Government of, Sr. Unsecd. Note, 2.900%, 10/31/2046	97,193
GBP 200,000	United Kingdom, Government of, 2.750%, 9/7/2024	231,246
430,000	United Kingdom, Government of, 3.250%, 1/22/2044	502,498
670,000	United Kingdom, Government of, Bond, 4.250%, 3/7/2036	874,573
280,000	United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	305,820
600,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	499,771
380,000	United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	495,435
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $25,540,081)	21,340,406
	CORPORATE BONDS—6.2%
	Basic Industry - Metals & Mining—0.0%
$ 100,000	Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	100,095

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Capital Goods - Aerospace & Defense—0.3%
$ 350,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	$ 351,125
145,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	141,946
300,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	235,907
215,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	210,202
90,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	89,313
90,000	[4]	Textron Financial Corp., Jr. Sub. Note, 144A, 4.640% (3-month USLIBOR +1.735%), 2/15/2042	68,625
		TOTAL	1,097,118
		Capital Goods - Building Materials—0.0%
125,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	110,304
		Capital Goods - Construction Machinery—0.1%
315,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	247,929
195,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	189,923
		TOTAL	437,852
		Capital Goods - Diversified Manufacturing—0.0%
17,000		General Electric Capital Corp., Note, Series MTNA, 6.750%, 3/15/2032	19,265
75,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	65,313
		TOTAL	84,578
		Communications - Cable & Satellite—0.0%
30,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	28,924
		Communications - Media & Entertainment—0.1%
20,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	19,985
70,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	76,732
178,000		Paramount Global, Sr. Unsecd. Note, 4.750%, 5/15/2025	179,480
		TOTAL	276,197
		Communications - Telecom Wireless—0.2%
80,000		T-Mobile USA, Inc., 2.250%, 11/15/2031	64,240
500,000		T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	416,889
300,000		T-Mobile USA, Inc., Series WI, 3.400%, 10/15/2052	217,006
		TOTAL	698,135
		Communications - Telecom Wirelines—0.1%
364,000		AT&T, Inc., Sr. Unsecd. Note, 3.550%, 9/15/2055	266,912
		Consumer Cyclical - Automotive—0.1%
70,000		General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	67,300
235,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	189,832
		TOTAL	257,132
		Consumer Cyclical - Retailers—0.4%
600,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	540,331
225,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	210,937
300,000		AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	291,654
59,019		CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	59,286
		TOTAL	1,102,208
		Consumer Cyclical - Services—0.1%
200,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 6/6/2023	197,925
130,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	127,131
		TOTAL	325,056
		Consumer Non-Cyclical - Food/Beverage—0.1%
210,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	200,048
120,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	120,450
		TOTAL	320,498

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Health Care—0.2%
$ 210,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	$ 184,680
180,000		Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	148,461
400,000		PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	356,456
		TOTAL	689,597
		Consumer Non-Cyclical - Pharmaceuticals—0.0%
90,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	88,416
		Consumer Non-Cyclical - Products—0.1%
220,000		Church & Dwight Co., Inc., Sr. Unsecd. Note, 2.300%, 12/15/2031	185,531
		Consumer Non-Cyclical - Tobacco—0.3%
EUR 870,000		Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	805,535
$ 200,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	169,314
		TOTAL	974,849
		Energy - Integrated—0.1%
340,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	332,756
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	38,580
		TOTAL	371,336
		Energy - Midstream—0.3%
130,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	109,668
325,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	319,225
80,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	77,635
70,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	62,926
250,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.250%, 7/1/2052	257,988
		TOTAL	827,442
		Energy - Refining—0.1%
250,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	220,320
		Financial Institution - Banking—0.8%
500,000		Bank of America Corp., Sr. Unsecd. Note, 5.015%, 7/22/2033	495,897
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/1/2044	95,835
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	297,650
115,000		Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	97,405
300,000		Citigroup, Inc., Sr. Unsecd. Note, 3.785%, 3/17/2033	269,910
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	245,049
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	247,412
250,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	250,248
100,000		JPMorgan Chase & Co., Series S, 6.750%, 8/1/2071	100,670
50,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	49,911
70,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	54,982
13,485	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	5,664
300,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	240,134
		TOTAL	2,450,767
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	136,808
70,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	69,211
		TOTAL	206,019
		Financial Institution - Insurance - Life—0.0%
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	13,644
105,000		Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	80,347
		TOTAL	93,991

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—0.0%
$ 75,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 4.350%, 4/30/2050	$ 62,513
	Financial Institution - REIT - Apartment—0.1%
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	297,671
140,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	130,734
	TOTAL	428,405
	Financial Institution - REIT - Healthcare—0.1%
500,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2032	414,665
	Financial Institution - REIT - Other—0.1%
160,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	160,533
	Financial Institution - REITs—0.0%
70,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	62,109
	Food Products—0.0%
INR 73,689	Britannia Industries Ltd., Unsecd. Note, Series N3, 5.500%, 6/3/2024	904
	Foreign-Local-Government—0.0%
$ 50,000	Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	54,600
	Municipal Services—0.0%
100,000	Camp Pendleton & Quantico Housing LLC, Sec. Fac. Bond, 5.572%, 10/1/2050	99,349
	Sovereign—0.1%
JPY 30,000,000	KFW, 2.050%, 2/16/2026	230,227
	Technology—0.6%
$ 45,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	33,042
250,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	225,438
320,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	332,531
280,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	276,716
300,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	301,869
500,000	Meta Platforms, Inc., Sr. Unsecd. Note, 144A, 4.450%, 8/15/2052	456,062
380,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	367,233
	TOTAL	1,992,891
	Technology Services—0.1%
270,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	218,938
	Transportation - Airlines—0.1%
140,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	143,833
	Transportation - Railroads—0.1%
240,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	189,339
	Transportation - Services—0.1%
62,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.850%, 11/15/2024	60,992
160,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	160,284
	TOTAL	221,276
	Utility - Electric—1.1%
150,000	Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	110,939
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	165,621
155,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, Series WI, 4.050%, 4/15/2025	155,275
400,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 2.250%, 8/15/2031	331,885
275,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	267,872
190,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	165,742
400,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	383,915
500,000	EverSource Energy, Sr. Unsecd. Note, 4.600%, 7/1/2027	501,771
300,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	291,300
160,000	Florida Power & Light Co., Sec. Fac. Bond, 2.850%, 4/1/2025	156,650

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 140,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	$ 130,388
200,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	165,246
400,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	389,718
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	134,453
125,000	Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	108,020
	TOTAL	3,458,795
	Utility - Natural Gas—0.2%
495,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	500,442
230,000	ONE Gas, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2032	222,200
	TOTAL	722,642
	TOTAL CORPORATE BONDS (IDENTIFIED COST $21,543,653)	19,674,296
	ASSET-BACKED SECURITIES—1.0%
	Auto Receivables—0.3%
288,150	Santander Drive Auto Receivables Trust 2020-2, Class C, 1.460%, 9/15/2025	286,746
500,000	Toyota Auto Receivables Owner Trust 2020-B, Class A4, 1.660%, 9/15/2025	485,541
285,000	World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	263,462
	TOTAL	1,035,749
	Credit Card—0.1%
500,000	Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	450,047
	Equipment Lease—0.4%
150,814	CNH Equipment Trust 2020-A, Class A3, 1.160%, 6/16/2025	148,231
500,000	HPEFS Equipment Trust 2020-2A, Class C, 2.000%, 7/22/2030	495,630
550,000	HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	515,818
	TOTAL	1,159,679
	Other—0.1%
300,000	PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	285,104
	Student Loans—0.1%
86,708	Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	78,058
268,713	Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	235,123
	TOTAL	313,181
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,428,425)	3,243,760
	GOVERNMENT AGENCIES—0.2%
	Federal Home Loan Bank System—0.0%
200,000	Federal Home Loan Bank System Notes, 0.500%, 4/14/2025	184,926
	Federal National Mortgage Association—0.2%
635,000	Federal National Mortgage Association Notes, 0.625%, 4/22/2025	588,154
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $834,926)	773,080
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.2%
	Agency Commercial Mortgage-Backed Securities—0.2%
68,140	Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	66,519
500,000	Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	475,414
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $584,478)	541,933
	COLLATERALIZED MORTGAGE OBLIGATIONS—0.2%
	Commercial Mortgage—0.2%
255,000	Bank, Class A4, 3.488%, 11/15/2050	242,969

Shares, Principal Amount or Contracts		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Commercial Mortgage—continued
$ 300,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	$ 283,466
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $571,639)	526,435
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation REMIC—0.0%
642	Federal Home Loan Mortgage Corp., Pool C00592, 7.000%, 3/1/2028	680
515	Federal Home Loan Mortgage Corp., Pool C00896, 7.500%, 12/1/2029	554
797	Federal Home Loan Mortgage Corp., Pool C19588, 6.500%, 12/1/2028	844
375	Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	398
626	Federal Home Loan Mortgage Corp., Pool C76361, 6.000%, 2/1/2033	665
1,106	Federal Home Loan Mortgage Corp., Pool G01444, 6.500%, 8/1/2032	1,191
	TOTAL	4,332
	Federal National Mortgage Association—0.0%
634	Federal National Mortgage Association, Pool 251697, 6.500%, 5/1/2028	664
2,503	Federal National Mortgage Association, Pool 252334, 6.500%, 2/1/2029	2,609
1,687	Federal National Mortgage Association, Pool 254905, 6.000%, 10/1/2033	1,791
657	Federal National Mortgage Association, Pool 255075, 5.500%, 2/1/2024	673
104	Federal National Mortgage Association, Pool 303168, 9.500%, 2/1/2025	107
115	Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	122
977	Federal National Mortgage Association, Pool 323640, 7.500%, 4/1/2029	1,033
2,730	Federal National Mortgage Association, Pool 545993, 6.000%, 11/1/2032	2,887
1,149	Federal National Mortgage Association, Pool 555272, 6.000%, 3/1/2033	1,214
586	Federal National Mortgage Association, Pool 713974, 5.500%, 7/1/2033	615
2,153	Federal National Mortgage Association, Pool 721502, 5.000%, 7/1/2033	2,223
	TOTAL	13,938
	Government National Mortgage Association—0.0%
2,751	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	2,907
1,762	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	1,877
4,264	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	4,531
5,569	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	5,937
958	Government National Mortgage Association, Pool 451522, 7.500%, 10/15/2027	1,011
46	Government National Mortgage Association, Pool 462556, 6.500%, 2/15/2028	47
185	Government National Mortgage Association, Pool 462739, 7.500%, 5/15/2028	195
73	Government National Mortgage Association, Pool 464835, 6.500%, 9/15/2028	76
1,295	Government National Mortgage Association, Pool 469699, 7.000%, 11/15/2028	1,361
1,163	Government National Mortgage Association, Pool 486760, 6.500%, 12/15/2028	1,220
18	Government National Mortgage Association, Pool 780339, 8.000%, 12/15/2023	18
649	Government National Mortgage Association, Pool 780453, 7.500%, 12/15/2025	673
693	Government National Mortgage Association, Pool 780584, 7.000%, 6/15/2027	716
	TOTAL	20,569
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $37,059)	38,839
	PURCHASED CALL OPTION—0.0%
100,000	Bank of America Merrill Lynch EUR CALL/USD PUT (CALL-Option), Notional Amount 100,000, Exercise Price $1.006, Expiration Date 9/14/2022 (IDENTIFIED COST $869)	870
	INVESTMENT COMPANIES—25.1%
30,274	Bank Loan Core Fund	270,951
3,610,019	Emerging Markets Core Fund	28,446,954
26,382,113	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 2.25%[5]	26,374,199

Shares, Principal Amount or Contracts			Value
		INVESTMENT COMPANIES—continued
449,947	[6]	High Yield Bond Core Fund	$ 2,411,715
2,096,143		Mortgage Core Fund	18,362,211
488,523		Project and Trade Finance Core Fund	4,245,261
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $85,361,197)	80,111,291
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $317,528,779)	318,432,438
		OTHER ASSETS AND LIABILITIES - NET—0.4%[7]	1,373,670
		TOTAL NET ASSETS—100%	$319,806,108
At August 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[1]United States Treasury Notes 2-Year Long Futures	10	$2,083,281	December 2022	$(3,613)
[1]United States Treasury Notes 5-Year Long Futures	19	$2,105,586	December 2022	$(10,616)
[1]United States Treasury Notes 10-Year Ultra Long Futures	8	$1,001,500	December 2022	$(7,206)
[1]Euro Bund Long Futures	1	$148,703	September 2022	$(2,031)
[1]United States Treasury Ultra Bond Long Futures	5	$747,500	December 2022	$6,332
[1]United States Treasury Long Bond Long Futures	1	$135,844	December 2022	$(33)
Short Futures:
[1]Amsterdam Index Short Futures	4	$546,749	September 2022	$8,304
1CAC 40 10-Year Euro Short Futures	8	$492,345	September 2022	$6,494
1DAX Index Short Futures	2	$645,530	September 2022	$4,919
1FTSE 100 Index Short Futures	6	$507,954	September 2022	$6,422
1FTSE JSE Top 40 Short Futures	14	$496,599	September 2022	$4,182
1FTSE Taiwan Index Short Futures	13	$679,640	September 2022	$7,612
1FTSE/MIB Index Short Futures	5	$541,869	September 2022	$6,868
Hang Seng Index Short Futures	4	$505,154	September 2022	$(8,562)
1IBEX 35 Index Short Futures	6	$475,774	September 2022	$6,417
1S&P 500 E-Mini Short Futures	2	$395,650	September 2022	$3,544
1S&P/TSX 60 IX Short Futures	3	$532,227	September 2022	$7,942
SPI 200 Short Futures	4	$472,680	September 2022	$(2,577)
1TOPIX Index Short Futures	4	$564,909	September 2022	$6,130
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$40,528
The average notional value of long and short futures contracts held by the Fund throughout the period was $16,127,420 and $18,521,274, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2022, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
10/11/2022	Credit Agricole CIB	66,241	AUD	$45,000	$351
10/11/2022	BNP Paribas SA	260,000	BRL	$46,830	$2,671
10/11/2022	Credit Agricole CIB	64,723	CAD	$50,000	$(733)
10/11/2022	Bank of America N.A.	24,260	EUR	$25,000	$(556)
10/11/2022	Bank of America N.A.	247,877	NOK	$25,000	$(40)
10/24/2022	Morgan Stanley	39,734	AUD	$27,461	$(253)
10/24/2022	BNP Paribas SA	81,595	CAD	$62,887	$(780)
10/24/2022	Bank Of New York	27,656	CHF	$28,729	$(319)
10/24/2022	Bank of America N.A.	178,086	EUR	$178,002	$1,591
10/24/2022	Credit Agricole CIB	51,422	GBP	$60,706	$(907)
10/24/2022	Bank Of New York	10,585,318	JPY	$77,583	$(1,056)
10/24/2022	BNP Paribas SA	1,047,770	MXN	$51,998	$(506)
11/4/2022	Bank of America N.A.	230,788	CAD	$180,000	$(4,338)
11/4/2022	Morgan Stanley	1,500,000	EUR	$1,558,092	$(44,248)
11/4/2022	Bank of America N.A.	100,000	GBP	$122,888	$(6,574)
11/4/2022	Credit Agricole CIB	600,000	GBP	$736,394	$(38,507)
11/4/2022	Bank of America N.A.	112,848,822	JPY	$850,000	$(33,310)
11/4/2022	Credit Agricole CIB	414,092,278	JPY	$3,160,000	$(163,202)
Contracts Sold:
10/11/2022	State Street Bank & Trust Co.	31,558	AUD	$22,500	$894
10/11/2022	Credit Agricole CIB	31,700	AUD	$22,500	$796
10/11/2022	BNP Paribas SA	130,000	BRL	$25,163	$412
10/11/2022	BNP Paribas SA	130,000	BRL	$25,295	$544
10/11/2022	Barclays Bank PLC Wholesale	64,212	CAD	$50,000	$1,122
10/11/2022	Bank of America N.A.	24,173	EUR	$25,000	$645
10/11/2022	Morgan Stanley	239,585	NOK	$25,000	$875
10/24/2022	Morgan Stanley	39,734	AUD	$27,663	$455
10/24/2022	Morgan Stanley	81,595	CAD	$63,013	$906
10/24/2022	Bank of America N.A.	27,656	CHF	$28,804	$395
10/24/2022	Bank of America N.A.	178,086	EUR	$178,165	$(1,428)
10/24/2022	Bank of America N.A.	51,422	GBP	$60,766	$968
10/24/2022	Bank Of New York	10,585,318	JPY	$77,683	$1,156
10/24/2022	Morgan Stanley	1,047,770	MXN	$51,968	$476
11/4/2022	Morgan Stanley	1,618,079	AUD	1,100,000 EUR	$2,016
11/4/2022	Bank of America N.A.	1,700,000	EUR	$1,756,449	$40,760
11/4/2022	Morgan Stanley	9,311,428	MXN	$450,000	$(6,628)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(246,352)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $361,266 and $256,854, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 08/31/2022[8]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
Goldman Sachs & Co.	Pay Periodic Fee on CDX	Sell	1.000%	06/20/2027	3.36%	$500,000	$46,121	$44,250	$1,871
TOTAL CREDIT DEFAULT SWAPS							$46,121	$44,250	$1,871

The average notional amount of credit default swap contracts held by the Fund throughout the period was $50,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of written put and call options held by the Fund throughout the period was $162 and $52, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $1,509 and $181, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and Value for Swap Contracts are included in “Other Assets and Liabilities–Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2022, were as follows:
Affiliates	Value as of 11/30/2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 8/31/2022	Shares Held as of 8/31/2022	Dividend Income
Bank Loan Core Fund	$2,166,166	$59,155	$(1,825,000)	$(93,588)	$(35,782)	$270,951	30,274	$59,155
Emerging Markets Core Fund	$37,151,573	$8,947,530	$(12,900,000)	$(4,166,276)	$(585,873)	$28,446,954	3,610,019	$1,247,529
Federated Hermes Institutional Prime Value Obligation Fund, Institutional Shares	$9,050,517	$117,202,206	$(99,870,719)	$6,537	$(14,342)	$26,374,199	26,382,113	$190,988
High Yield Bond Core Fund	$4,702,760	$674,292	$(2,538,040)	$(413,482)	$(13,815)	$2,411,715	449,947	$147,793
Mortgage Core Fund	$18,767,503	$7,857,996	$(6,200,900)	$(1,591,258)	$(471,130)	$18,362,211	2,096,143	$392,097
Project and Trade Finance Core Fund	$4,184,049	$127,643	$—	$(66,431)	$—	$4,245,261	488,522	$127,643
TOTAL OF AFFILIATED TRANSACTIONS	$76,022,568	$134,868,822	$(123,334,659)	$(6,324,498)	$(1,120,942)	$80,111,291	33,057,018	$2,165,205

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2022, these restricted securities amounted to $21,655, which represented 0.0% of total net assets.

4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
7	Assets, other than investments in securities, less liabilities.
8
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Additional information on restricted securities held at August 31, 2022, is as follows:
Security	Acquisition Date	Cost	Value
XPEL, Inc.	10/12/2020	$19,409	$21,655
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$102,408,139	$982,229	$4,534	$103,394,902
International	38,527,015	27,454,384	37,653	66,019,052
Debt Securities:
U.S. Treasuries	—	21,902,510	—	21,902,510
Foreign Governments/Agencies	—	21,340,406	—	21,340,406
Corporate Bonds	—	19,668,632	5,664	19,674,296
Asset-Backed Securities	—	3,243,760	—	3,243,760
Government Agencies	—	773,080	—	773,080
Commercial Mortgage-Backed Securities	—	541,933	—	541,933
Collateralized Mortgage Obligations	—	526,435	—	526,435
Mortgage-Backed Securities	—	38,839	—	38,839
Purchased Call Option	—	870	—	870
Investment Companies[1]	75,866,030	—	—	80,111,291
TOTAL SECURITIES	$217,305,545	$96,833,781	$47,851	$318,432,438
Other Financial Instruments:
Assets
Swap Contracts	$—	$46,121	$—	$46,121
Futures Contracts	75,166	—	—	75,166
Foreign Exchange Contracts	—	57,033	—	57,033
Liabilities
Futures Contracts	(34,638)	—	—	(34,638)
Foreign Exchange Contracts	—	(303,385)	—	(303,385)
TOTAL OTHER FINANCIAL INSTRUMENTS	$40,528	$(200,231)	$—	$(159,703)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company value at $4,245,261 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of
Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
EUR	—Euro Currency
GBP	—British Pound
INR	—Indian Rupee
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit